Post-employment benefits - Disclosure of sensitivity analysis for actuarial assumptions (Details)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)	(0.50%)
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%	0.50%
Actuarial assumption of discount rates | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	6.20%	6.90%	7.20%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.80%)	(6.40%)	(6.70%)
Actuarial assumption of discount rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	11.00%	11.20%	10.60%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(9.40%)	(9.60%)	(9.10%)
Actuarial assumption of discount rates | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	8.60%	8.60%	8.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(7.80%)	(7.70%)	(7.70%)
Actuarial assumption of discount rates | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	5.10%	5.30%	4.90%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(4.70%)	(4.80%)	(4.50%)
Actuarial assumption of discount rates | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	6.20%	6.60%	6.80%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.70%)	(6.10%)	(6.20%)
Actuarial assumption of discount rates | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	6.20%	6.10%	4.70%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(5.70%)	(5.60%)	(4.40%)
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)	(0.50%)
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%	0.50%
Actuarial assumption of expected rates of salary increases | Austria
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.70%)	(6.30%)	(6.60%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	6.00%	6.70%	7.10%
Actuarial assumption of expected rates of salary increases | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(1.10%)	(1.40%)	(1.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	1.20%	1.40%	1.50%
Actuarial assumption of expected rates of salary increases | France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(7.70%)	(7.70%)	(7.70%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	8.40%	8.40%	8.40%
Actuarial assumption of expected rates of salary increases | Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(4.40%)	(4.60%)	(4.30%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	4.70%	5.00%	4.60%
Actuarial assumption of expected rates of salary increases | Korea
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.60%)	(6.00%)	(6.10%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	6.00%	6.50%	6.60%
Actuarial assumption of expected rates of salary increases | Turkey
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(5.50%)	(5.50%)	(4.40%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	6.00%	5.90%	4.70%
Actuarial assumption of mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	(10.00%)	(10.00%)	(10.00%)
Percentage of reasonably possible increase in actuarial assumption	10.00%	10.00%	10.00%
Actuarial assumption of mortality rates | Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	1.70%	1.60%	1.40%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(1.60%)	(1.50%)	(1.20%)